Significant Accounting Policies and Recent Accounting Pronouncements (Details Narrative) $ in Thousands	Dec. 31, 2015 USD ($)
Significant Accounting policies_Debt Issuance Costs [Abstract]:
Reduction in deferred charges as result of new standard	$ 6,006
Decrease in current obligations as result of new standard	1,658
Decrease in noncurrent obligations as result of new standard	$ 4,348